Income Tax (Details) - Schedule of income tax (Parentheticals)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Schedule of income tax [Abstract]
Prima facie tax on net loss before income tax	26.00%	27.50%	27.50%